Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of changes in carrying amounts of intangible assets
Beginning Balance	$ 172,876	$ 187,844
Amortization	(14,985)	(15,108)	(9,437)
Other	171	140
Ending Balance	158,062	172,876	187,844
Customer relationships [Member]
Schedule of changes in carrying amounts of intangible assets
Beginning Balance	156,857	169,930
Amortization	(12,948)	(13,073)
Other
Ending Balance	143,909	156,857
Weighted Average Remaining Amortization Period	11 years 3 months 18 days	12 years 3 months 18 days
Trademark / Trade name [Member]
Schedule of changes in carrying amounts of intangible assets
Beginning Balance	10,794	11,919
Amortization	(1,263)	(1,265)
Other	171	140
Ending Balance	9,702	10,794
Weighted Average Remaining Amortization Period	7 years 4 months 24 days	8 years 3 months 18 days
Non-compete Agreements [Member]
Schedule of changes in carrying amounts of intangible assets
Beginning Balance	550	770
Amortization	(222)	(220)
Other
Ending Balance	328	550
Weighted Average Remaining Amortization Period	1 year 6 months	2 years 6 months
Technology [Member]
Schedule of changes in carrying amounts of intangible assets
Beginning Balance	4,675	5,225
Amortization	(552)	(550)
Other
Ending Balance	$ 4,123	$ 4,675
Weighted Average Remaining Amortization Period	7 years 6 months	8 years 6 months